Average Annual Total Returns - Institutional Class - Invesco Conservative Income Fund	Institutional Class InceptionDate	Institutional Class 1Year	Institutional Class 5Years	Institutional Class SinceInception	Institutional Class Return After Taxes on Distributions 1Year	Institutional Class Return After Taxes on Distributions 5Years	Institutional Class Return After Taxes on Distributions SinceInception	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares SinceInception	ICE BofA US Treasury Bill Index 1Year	ICE BofA US Treasury Bill Index 5Years	ICE BofA US Treasury Bill Index SinceInception	Lipper Ultra Short Obligations Funds Index 1Year	Lipper Ultra Short Obligations Funds Index 5Years	Lipper Ultra Short Obligations Funds Index SinceInception
Total	Jul. 01, 2014	1.74%	1.86%	1.51%	1.23%	1.17%	0.94%	1.03%	1.12%	0.91%	0.74%	1.23%	0.96%	1.84%	1.88%	1.50%